Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
REVENUES	$ 18,775,955	$ 11,933,433
COST OF REVENUE	19,083,834	11,468,010
Gross profit (loss)	(307,879)	465,423
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	4,833,515	4,614,846
Total operating loss	(5,141,394)	(4,149,423)
OTHER INCOME (EXPENSE)
Interest Income	2,036
Interest expense	(18,293)	(22,334)
Non-operational income (expense)	2,031,579	(3,354,064)
Total other income (expense)	2,015,322	(3,376,398)
NET LOSS	$ (3,126,072)	$ (7,525,821)
BASIC LOSS PER COMMON SHARE	$ (0.30)	$ (1.30)
DILUTED LOSS PER COMMON SHARE	$ (0.30)	$ (1.30)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING, BASIC	10,276,046	5,807,166
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING, DILUTED	10,276,046	5,807,166